Organization and Business Operations (Details) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 19, 2024	Jan. 17, 2024	Jan. 03, 2024	Sep. 19, 2023	Sep. 15, 2023	Jan. 14, 2022	Dec. 27, 2021	Dec. 20, 2021	Dec. 27, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 02, 2024
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)						2,869,342
Transaction costs										$ 14,181,568	$ 14,181,568
Underwriting commissions										4,973,868	4,973,868
Deferred underwriting fees										8,704,270	8,704,270
Other offering costs										$ 503,430	$ 503,430
Market value of assets										80.00%	80.00%
Post transaction percentage										50.00%	50.00%
Total trust account												$ 860,810
Sale of private placement per unit (in Dollars per share)											$ 1
Interest on dissolution expenses										$ 100,000	$ 100,000
Funds held in trust											$ 0
Public shares rate										100.00%	100.00%
Redeemable shares (in Shares)	10,872,266			9,239,192
Redemption price per share (in Dollars per share)				$ 10.4762							$ 10.6224
Aggregate redemption amount				$ 96,791,644
Aggregate redemption amount	$ 115,489,643
Cash										$ 109,206	$ 29,844	72,753
Working capital										5,365,129	3,087,967
Loan amount										300,000	300,000
Repaid outstanding balance							$ 105,260		$ 105,260
Working capital loans										2,675,000	2,025,000	$ 0
Aggregate redemption	$ 115,489,643			96,791,644
Capital value													$ 200,000
Promissory note										$ 550,000	0
ESG Funding LLC [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)										$ 1
Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)										1
Aggregate redemption amount				$ 96,791,644
Default Shares [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)										$ 0.1
Sponsor [Member]
Organization and Business Operations [Line Items]
Capital contribution										$ 25,000	$ 25,000
Polar [Member]
Organization and Business Operations [Line Items]
Capital contribution			$ 550,000
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)										$ 10
Capital value			$ 350,000
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Redeemable shares (in Shares)	10,872,266			9,239,192
Redeemable shares outstanding (in Shares)										4,757,884	15,630,150	24,869,342
Redeemable common stock exercised (in Shares)	10,872,266
Redemption price per share (in Dollars per share)	$ 10.6224									$ 10.82	$ 10.6	$ 10.21
Aggregate shares (in Shares)					1,610,000
Class A Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Total trust account												$ 9
Redeemable Class A common stock [Member]
Organization and Business Operations [Line Items]
Redeemable shares outstanding (in Shares)	4,757,884			15,630,150
Aggregate redemption				$ 96,791,644
Investor Shares [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)		1,112,500
IPO [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)								22,000,000
Share price (in Dollars per share)								$ 10
IPO [Member] | Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Share price (in Dollars per share)								$ 10
Private Placement [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)								890,000
Share price (in Dollars per share)								$ 10
Total trust account										$ 251,180,354	$ 251,180,354
Sale of private placement per unit (in Dollars per share)										$ 10.1	$ 10.1
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)										86,081	86,081
Share price (in Dollars per share)										$ 10	$ 10
Total gross proceeds										$ 860,810	$ 860,810
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Consummated in public offering (in Shares)						2,869,342				2,869,342
Share price (in Dollars per share)						$ 10				$ 10
Total gross proceeds						$ 28,693,420				$ 28,693,420